Consolidated Statement of Profit or Loss	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2023 HKD ($) $ / shares	Dec. 31, 2022 HKD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 64,880,911	$ 503,975,453	$ 532,286,102	$ 456,688,173
Other income and gains	331,569	2,575,532	1,191,524	14,298,873
Raw materials and consumables used	(20,973,950)	(162,919,358)	(173,923,946)	(161,065,896)
Depreciation of property, plant and equipment	(4,382,102)	(34,038,855)	(35,795,951)	(28,240,965)
Amortisation of right of use asset	(5,736,843)	(44,562,079)	(48,467,296)	(40,333,356)
Staff costs	(21,831,082)	(169,577,298)	(177,874,361)	(129,820,119)
Utilities expenses	(2,463,179)	(19,133,238)	(19,896,742)	(15,377,862)
Impairment loss in respect of assets held for sale			(23,545,499)
Impairment of property, plant and equipment	(585,679)	(4,549,381)
Impairment of right-of-use asset	(645,375)	(5,013,080)
Gain on disposal of subsidiaries	7,554,144	58,678,325
Other expenses	(10,251,566)	(79,631,075)	(72,312,851)	(50,757,421)
Finance costs	(1,311,945)	(10,190,795)	(11,449,103)	(7,601,725)
Profit/(loss) before tax	4,584,903	35,614,151	(29,788,123)	37,789,702
Income tax expense	(349,358)	(2,713,707)	(7,657,988)	(4,380,349)
Profit/(loss) for the year	$ 4,235,545	$ 32,900,444	$ (37,446,111)	$ 33,409,353
Earnings per share
Basic | (per share)	$ 0.33	$ 2.56	$ (3,745.00)	$ 3,340.00
Diluted | (per share)	$ 0.33	$ 2.56	$ (3,745.00)	$ 3,340.00